Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 4,021,816	$ 3,898,837
Less: accumulated amortization	(1,232,513)	(930,092)
Intangible assets, net	2,789,303	2,968,745
Software, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	1,012,235	955,266
Patent, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	1,100,000	1,100,000
Capitalized software, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 1,909,581	$ 1,843,571